Introduction, basis of presentation of the consolidated financial statements and other information	12 Months Ended
Dec. 31, 2018
Introduction, basis of presentation of the consolidated financial statements and other information [Abstract]
Introduction, basis of presentation of the consolidated financial statements and other information

1.      Introduction, basis of presentation of the consolidated financial statements and other information

a) Introduction

Banco Santander (Brasil) S.A. (Banco Santander or Bank), directly and indirectly controlled by Banco Santander, S.A., based in Spain (Banco Santander Spain), is the lead institution of the Financial and Prudential Conglomerate (Conglomerate Santander) under the authority of the Brazilian Central Bank  (Bacen), established as a corporation, with headquarters at Avenida Presidente Juscelino Kubitschek, 2041 and 2235 - A Block - Vila Olímpia - São Paulo - SP. Banco Santander operates as a multiple service bank, conducting its operations by means of portfolios such as commercial, investment, loans and advances, mortgage loans, leasing, credit card operations and foreign exchange. Through its subsidiaries, the Bank also operates in the payment institution, leasing, shares club management, securities and insurance brokerage operations, capitalization and pension plan. The Bank's activities are conducted within the context of a group of institutions that operate on an integrated basis in the financial market. The corresponding benefits and costs of providing services are absorbed between them, they are conducted in the normal course of business and under commutative conditions.

The consolidated financial statements for the year ended on December 31, 2018, were authorized to be issued by the Board of directors at the meeting held on February 25, 2019.

b) Basis of presentation of the consolidated financial statements

These consolidated financial statements were prepared in accordance with International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB), and the interpretations issued by the IFRS Interpretations Committee (Current name of International Financial Reporting Interpretations Committee - IFRIC). All the relevant information specific to Banco Santander's financial statements, and only these, are being evidenced, and correspond to those used by Banco Santander in its management.

c) Other information

c.1) Adoption of new standards and interpretations

Since January 1, 2018, the Bank has adopted the new rule IFRS 9 and IFRS 15.

•  IFRS 9 - Financial Instruments: issued in its original format in July 2014, the IASB - International Accounting Standards Board approved the IFRS 9, which replaces the IAS 39 Financial Instruments, according to the guidelines arising from the G-20 (group composed by the finance ministers from 20 of the largest economies in the world) meeting, held in April 2009, establishing the financial instruments recognition and measurement.

i. Transition

As permitted by the transitional provisions of IFRS 9, the Group elected not to restate comparative figures. Any adjustments to the carrying amounts of financial assets and liabilities at the date of transition were recognised in the opening retained earnings and other reserves of the current period. The Group has also elected to continue to apply the hedge accounting requirements of IAS 39 on adoption on IFRS 9.

Consequently, for notes disclosures, the consequential amendments to IFRS 7 disclosures have also only been applied to the current period. The comparative period notes disclosures repeat those disclosures made in the prior year.

ii. Financial assets and liabilities

Initial recognition and measurement

The Bank recognizes initially the loans and advances, deposits, debt instruments issued and subordinated liabilities at the date of origin.

All other financial instruments (including regular financial assets purchases and sales) are recognized at the date of trade which corresponds to when the Bank entered into the agreement.

A financial asset or liability is measured initially at fair value, added, in the case of an item not measured at fair value, by transaction cost directly attributable to its acquisition or issuance.

iii. Classification

Financial assets

On the initial recognition a financial asset is classified as measured at amortized cost, fair value through other comprehensive income and fair value through profit or loss.

A financial asset is measured at amortized cost if the following conditions are met and if it is not classified as measured at fair value through profit and loss:

• The asset is held in a business model which its purpose is to hold assets in order to collect their cash flows;

• The agreement terms of the financial asset generate, in specific dates, cash flows which referred exclusively to the payment of principal and interests.

A debt instrument is measured at fair value through other comprehensive income if the following conditions are met and if it is not classified as measured at fair value through profit and loss:

• The asset is held in a business model which its purpose is to hold assets in order to collect their cash flows and the disposal of financial assets; and

• The agreement terms of the financial asset generate, in specific dates, cash flows which referred exclusively to the payment of principal and interests.

On the initial recognition of an equity instrument not held for trading, the Bank may choose in an irrevocable way to recognize the subsequent fair value changes in Other Comprehensive Income (OCI). This option is made considering each investment individually. The option was not used by the Bank.

All other financial assets are classified as measured at fair value through profit and loss (FVPL).

Besides that, on the initial recognition, the Bank may irrevocably classify as measured at fair value through profit and loss a financial asset which, in other way, meet the requirements to be measured at amortized cost or at fair value through other comprehensive income if this classification eliminates or reduces substantially an accounting mismatch that could ever exist. This option was not used by the Bank.

iv. Business model evaluation

The Bank evaluates the purpose of its business models in which the assets are held in the portfolio level to evaluate the way the business is managed and information is provided to the Management. The information considered are:

• Defined policies and goals for the portfolio and the application of such policies. Highlighting, if Management's strategy is focused on receiving contractual interest income, it should maintain a specific interest rate profile, or to adequate the assets duration;

• How the portfolio performance is evaluated and how it is reported to the Bank Management;

• The risks that affects the business model performance (and financial assets held in that business model) and how those risks are managed;

• How the business managers are compensated - for example - if the compensation is related to the fair value of the assets or in the contractual cash flows received;

• The frequency, volume and the moment of the sales in previous periods, the reason of such sales and their expectation over future sales. The information regarding sales activity should not be considered in isolation, but as part of a general evaluation of how the goal defined by the Bank to manage the financial assets is being achieved.

The financial assets held for trading or managed, which performance is evaluated based on the fair value, are measured at fair value through profit and loss once they are not held to receive the contractual cash flows nor to receive the contractual cash flows and financial assets sale.

v. Evaluation to determine if the contractual cash flows refer exclusively to principal and interest payments

For the purpose of this evaluation, “principal” is defined as the fair value of financial asset on the initial recognition. “Interests” are defined as the consideration for the value of the currency in time and to the credit risk associated to the amount of principal during a specific period and for other risks and loans basic costs (for example, liquidity risk and administrative costs) as well as for the profit margin.
To evaluate if the contractual cash flows refer exclusively to the payment of principal and interests, the Bank considers the contractual terms of the instrument. This includes evaluating whether the financial asset contains a contractual term that could change its deadline or the contractual cash flows in a way that it would not meet this condition. When carrying out the evaluation, the Bank considers:

• contingent events that could change the cash flows amount and deadline;

• leverage;

• prepayment deadlines and extension;

• terms that limit the Bank rights over the cash flows; and

• resources that modify the consideration of the currency value in time - for example, periodic readjustment of interest rates.

vi. Reclassification of the Financial Assets Categories

Financial assets are not reclassified subsequent to their initial recognition, except in the period after the Bank changes its business model to manage its financial assets.

vii. Financial assets write-off

The Bank writes-off a financial asset when the asset´s contractual cash flow expires or when the Bank transfers the rights to receive the contractual cash flow in a transaction which essentially all risks and benefits of the financial asset property are transferred or that the Bank does not transfer nor keep substantially all risks and benefits of the financial asset property and does not control it.

In the event of a financial asset written-off, the difference between the book value of the asset (or the book value allocated to the part of the asset written-off) and the sum of (i) the payments received (including any other obtained asset, deducted by any liability assumed) and (ii) possible gains or losses accumulated recognized in “Other comprehensive income” is registered in the income statement.

From the aforementioned adoption date of the IFRS, possible gains/losses accumulated and recognized in “Other comprehensive income” related to the equity instruments designated at fair value through other comprehensive income are not registered in the income statement through write-off of such instruments.

The Bank carries out transfer operations of assets recognized in its financial statement but keep all or substantially all risks and benefits of the assets transferred or part of them. In this case, the transferred assets are not written-off. Examples of such operations include assignments of loan portfolios with substantial retention of risks and benefits.

Transfer operations in which the Bank does not maintain or transfer substantially all risks and benefits of a financial asset property or retain its control, the Bank continues to recognize the asset in the extent of its continuous involvement, determined by the extent of the its exposure to changes in the asset value transferred.

viii. Financial Liabilities write-off

The Bank writes-off a financial liability when its contractual obligations are extinct, canceled or expired.

ix. Effective interest rate

The effective interest rate is the rate used to discount exclusively the payments or receipts of estimated cash flow during the expected life time of the financial asset or liability to the gross accounting value of a financial asset (that is, its amortized cost before any impairment provision) or the amortized cost of a financial liability. The calculation includes transaction costs, premium or discounts and interest rates paid or received that are parties of the effective interest rate, such as origin rates.

1) Changes in the financial assets and liabilities

i. Financial assets

If the terms of a financial asset are modified, the Bank assess if the its cash flows are substantially different. If the cash flows are substantially different, the contractual rights to the cash flows of the original financial asset are considered matured. In this case, the original financial asset is written-off and a new financial asset is recognized at fair value.

If the cash flow of the modified asset measured at amortized cost are not substantially different, the modification does not result in the write-off of the financial asset. In this case, the Bank recalculates the gross accounting value of the financial asset and recognizes the value derived from the adjustments to the accounting value as gain or loss from the modification in the income statement. If a modification of this nature is made due to financial difficulties of the debtor, gains or losses are presented in conjunction with impairment losses. In other cases, they are presented as interest income.

Interest income

The interest income is calculated applying the effective interest rate to the gross book value of the financial assets, except:

(a) Impaired financial assets acquired or originated for those which the effective original adjusted interest rate to credit is applied to the amortized cost of the financial asset.

(b) Impaired financial assets acquired or originated, but posteriorly presented a default event (or “stage 3”), for which the interest income is calculated applying the effective interest rate to the amortized cost net of provision.

Equity instruments

Equity instruments are instruments that comply with the definition of equity in the issuer point of view, that is, instruments that do not have contractual obligation of payment and that highlight residual interest in the issuer's equity. Examples of equity instruments include common shares.

Usually the Bank measures all equity instruments at fair value directly against profit and loss, except in cases where the Bank's Management chooses, at the moment of the initial recognition, the irrevocable designation as fair value through other comprehensive income. When the Bank's policy accepts to designate capital investments as FVOCI, when such investments are maintained for other purposes that do not generate investment yield, the fair value gains or losses are recognized in OCI and are not subsequently reclassified to income statement, including when the asset is written off. The impairment losses (and their reversals) are not registered separately from other fair value changes. Dividends, when they represent a yield from such investments, continue to be recognized in the income statement with other yields when the Bank has the right to receive payments.

The gains and losses on equity investments at FVPL are included in the heading “Financial assets at fair value through profit or loss” in the Income Statement.

Financial liabilities

The Bank writes-off a financial liability when its terms are modified, and the cash flows are substantially different. In this case a new financial liability is recognized at fair value based in the modified terms. The difference between the book value of the extinct financial liability and the new financial liability with modified terms is recognized in the income statement.

Offset

The financial assets and liabilities are offset, and the net value presented in the financial statement when, and only when, the Bank currently has the right to legally offset the amounts and the intention to settle them together or realize the asset and liability simultaneously.

Incomes and expenses are presented offset only when it is allowed by IFRS rules or for gains or losses derived from similar group of operations, as in the Bank's trading activity.

ii. Fair value measurement

The “fair value” corresponds to the price that would be received in the sale of an asset or payment of a liability in a transaction organized between participants of the market at the date of measurement in the main market or, in its absence, in the most advantageous market which the Bank has access at that date. The fair value of a liability reflects its risk of default.
When it is available, the Bank measures the fair value of an instrument based on the price quoted in an active market for that instrument. The market is considered active if the operations regarding the asset or liability occurred regularly and with volume enough to provide information about prices in a continuous way.

If there is no quoted price in an active market, the Bank uses evaluation techniques to maximize the use of relevant observable information and minimize the use of non-observable information. The technique chosen includes all factors that would be considered by the market participants in the pricing of an operation.

The best evidence of the fair value of a financial instrument, at the initial recognition, correspond to the regular price of operation - that is, the fair value of the consideration paid or received. If the Bank determines that the fair value, at the initial recognition, differs from the operation price and the fair value is not a quoted price in an active market for an identical asset or liability nor based on an evaluation technique in which non-observable information are considered irrelevant related to the measurement, the financial instrument will be initially measured at fair value, adjusted to defer the difference between the fair value at the initial recognition and the operation price. This difference is subsequently reorganized in the income statement properly based on the instrument lifetime, but not before the evaluation is fully supported by observable market information or the operation becomes closed.

If an asset or liability measured at fair value has a purchase or sale price, the Bank measures its assets and long positions at the purchase price and the liabilities and short positions at the sale price.

The fair value of an on demand resource financial liability (demand deposit, for example) is not inferior to the value to pay on demand, discounted from the date that the payment could be required.

iii. Impairment

The Bank registers impairment provisions of credit expected related to the following financial instruments not measured at fair value through profit and loss:

• financial assets that are debt instruments;

• lease payments receivable;

• issued financial warranties contracts; and

• issued loan commitments.

No impairment loss is registered for equity instruments.

The Bank measures the loss allowance at a value equal to credit losses during the lifetime, except for the following instruments, for which are registered 12-month expected credit losses:

• debt instruments that present low credit risk at the closing date; and

• other financial instruments (except amounts lease payments receivable) in which the credit risk did not substantially increase since their initial recognition.

The allowance for losses on lease operations are always measured at the value equal to the expected credit loss during their lifetime.

iv. Measurement of expected credit losses

The expected credit losses are a weighted estimate of credit loss probability. They are measured as follows:

• financial assets not subjected to impairment at the closing date: as the present value of all cash insufficiencies that is, the difference between the cash flows due and the cash flows that the Bank expects to receive;

• financial assets subjected to impairment at the closing date: as the difference between the gross book value and the present value of estimate cash flows;

• loan commitments to be released: as the present value of the difference between the contractual cash flows due for the Bank in case of the totally usage of the commitment and the cash flows that the Bank expects to receive; and

• financial warranty contracts: expected payments to reimburse the owner deducted by the amount that the Bank expects to recover.

v. Modified assets

If the terms of a financial asset are not renegotiated or modified or an existing financial asset is replaced by a new asset due to financial difficulties of the debtor, it is necessary to evaluate if the financial asset should be written-off and the expected credit losses are measured as follow:

• If the expected restructuring results in the write-off of the existing asset, the expected cash flows coming from the modified financial asset are included in the calculation of the cash flow insufficiency of the existing asset.

• If the expected restructuring does not result in the write-off of the existing asset, the expected fair value of the new asset is treated as final cash flow of the existing financial asset at the moment its writte-off.

This amount is included in the calculation of cash insufficiency discounted from the estimate date of write-off until the closing date, using the original effective interest rate of the existing financial asset.

vi. Determining significant increases in credit risk

At each financial statement reporting date, the Bank evaluates whether the financial assets measured at amortized cost and the debt financial instruments measured at fair value through other comprehensive income are subjected to impairment, as others financial instruments subject to such assessment.

.

A financial asset is “subjected to impairment” when one or more events which impact negatively the future cash flows estimate of the financial asset occurs.

The evidence that a financial asset is subject to impairment includes the following observable information:

• significant financial difficulty of the debtor or issuer;

• delays of its contractual obligations;

• breach of contract, like default or delay;

• the restructuring of a loan or advance by the Group in conditions that the Group does not consider as interesting to evaluate;

• the probability that the debtor goes bankrupt or in a financial reorganization; or

• the disappearance of an active market for securities due to financial difficulties.

A financial instrument that has been renegotiated due to the financial deterioration of the borrower is generally considered as subject to impairment unless there might be an evidence that the risk of not receiving the contractual cash flow has been significantly reduced and there is no other impairment indicator.

vii. Presentation of expected credit losses in the financial statements

The allowance for expected credit losses is presented in the financial statements as follow:

• financial assets measured at amortized cost: as a deduction on the gross book amount of the assets;

• loans commitments and financial warranty contracts: generally, as a provision; and

• debt instruments measured at fair value through other comprehensive income: no loss provision is registered in the financial statements, because the book amount of such assets corresponds to the fair value.

viii. Impairment objective evidence

In each closing date, the Bank evaluates the existence of the objective evidence that the financial assets not measured at fair value through profit and loss become impaired. A financial asset or group of financial assets are impaired when objective evidences have shown that the event of loss occurred after the asset's initial recognition and the event of loss impacted the asset's future cash flows that could be estimated safely.

Objective evidences that the financial assets are impaired include:

• significative financial difficulty of a debtor or issuer;

• default or arrears by a debtor;

• the restructuring of a loan or advance by the Bank in conditions the Bank would not consider as interesting to evaluate;

• indication that a debtor or issuer could go bankrupt;

• the disappearing of an active market for a financial asset; or

• observable information related to a group of assets, such as changes in the payment status from the borrowers or issuers in the group, or economic conditions correlated to the group's default.

Loans that has been renegotiated due to the financial deterioration of the borrower is generally considered as impaired unless there might be an evidence that the risk of not receiving the contractual cash flow has been significantly reduced and there is no other impairment indicator.

All loans and advances and investment securities at amortized cost, individually significant were submitted to an impairment test. Loans and advances and investment securities at amortized cost not considered as individually significant were collectively submitted to the impairment test through the grouping of loans and advances and investment securities at amortized cost with similar characteristics of credit risk.

ix. Individual or collective evaluation

An individual impairment measurement was based on the Management's best estimate of the cash flows present value expected to receive. When estimating these cash flows the Management uses its judgment related to the financial situation of a debtor and to the net realizable value of any underlying collateral. Each impaired asset was evaluated in terms of their merits, since the test strategy and the cash flows estimated considered recoverable were approved by Credit Risk.

When assessing a need for collective allowance for losses, Management considered factors such as credit quality, portfolio size, concentration and economic factors. In order to estimate the provision needed, assumptions were established to define how the inherent losses were modeled and to determine the parameters of necessary information, based on the historic experience and current economic conditions.

x. Impairment measurement

The impairment losses for assets measured at amortized cost were calculated as the difference between the book value and the present value of the future cash flow estimated, discounted by the asset's original effective interest rate. The impairment losses for asset classified as available for sale by the other comprehensive income were calculated as the difference between the book value and the fair value.

xi. Impairment reversal

For asset measured at amortized cost: If an event occurred after the impairment caused the reduction in the impairment loss value, the reduction will be reverted in the income statement.

For securities classified as available for sale by the other comprehensive income: If, in a subsequent period, the fair value of a debt security impaired has increased and this event can be reliably linked to an event occurred after the impairment recognition, the impairment loss value reduced was reverted in the income statement; otherwise, any increase in the fair value is recognized in the other comprehensive income.

Any subsequent recovery of the equity instrument fair value classified as available for sale and reduced by impairment was recognized at any time in other comprehensive income.

The conciliation of stockholders' equity resulting from the initial adoption of IFRS 9 is as follows:

Equity conciliation

Equity before IFRS 9 adjustments - 12/31/2017	87,087,601
Allowance for loan losses	(2,149,051)
Provision for contingent liabilities	(674,513)
Re-measurement of assets arising from the new categories	17,806
Others	237,867
Deferred tax	1,026,066
Equity after IFRS 9 adjustments - 1/01/2018	85,545,776

2) Designation at fair value through profit and loss

i. Financial Assets

At the initial recognition, the Bank has determined specific financial assets to be measured at fair value through profit or loss, once this determination quits or significantly decreases an accounting mismatch that could occur.

3) Values of expected credit losses

Information, assumptions and techniques used in the impairment estimate

i. Classification of financial instruments by stages

The financial instruments portfolio subject to impairment is divided by three levels, based on the stage of each instrument related to credit risk level:

- Stage 1: It is understood that a financial instrument in this phase has not a significant increase in its risk since the initial recognition. The provision for this asset represents the expected loss resulting from possible non-compliance during the next 12 months from the report date;

- Stage 2: If it is identified a significant increase in the risk since the initial recognition, without materializing deterioration, the financial instrument will be framed within this stage. In this case, the value related to the provision for expected default losses reflects the estimate loss of the financial instrument residual life. For the evaluation of the significant increase of credit risk, quantitative indicators used in the regular management of credit risk will be used, as well as other qualitative variables, such as the indication of an operation not impairment if it is considered as refinancing operations or operations included in a special agreement; and

- Stage 3: A financial instrument is registered in this stage when it shows effective deterioration signals as a result from one or more events already occurred and that materialize them in a loss. In this case, the value referred to the provision for losses reflected the expected losses by credit risk during the expected residual life of the financial instrument.

ii. Impairment estimate methodology

The expected loss measurement is made through the following factors:

- Exposure at Default (EAD): is the amount of the transaction exposed to credit risk including the ratio of current outstanding balance exposure that could be provided at default. Developed models incorporate hypotheses considering possible modifications in the payment schedule.

- Probability of Default (PD): is the likelihood that a counterparty will fail to meet its obligation to pay principal or interest. For the purposes of IFRS 9, this will consider both PD-12 months, which is the probability of the financial instrument entering default within the next 12 months, and also lifetime PD, which is the probability of the transaction entering into default between the reporting date and the transaction's residual maturity date. Future information of relevance is considered to be needed to estimate these parameters, according to the standard.

- Loss Given Default (LGD): is the loss produced in the event of default. In other words, this reflects the percentage of exposure that could not be recovered in the event of a default. It depends mainly on the collateral, which is considered as credit risk mitigants associated with each financial asset, and the future cash flows that are expected to be recovered. According to the standard, forward-looking information must be taken into account in the estimation.

- Discount rate: the rate applied to the future cash flows estimated during the expected life of the asset, and which is equal to the net present value of the financial instrument at its carrying value.

In order to estimate the above parameters, the Bank has applied its experience in developing internal models for parameters calculation both for regulatory and management purposes.

iii. Default definition

The Bank considers that a financial asset is defaulted when:

• it is likely that the debtor will not fully pay its credit obligations to the Bank; or

• the debtor has significant credit obligations to the Bank overdue for more than 90 days as a general rule.

Overdrafts are considered overdue if the client violates a recommended limit or has been granted a lower limit than the current outstanding amount.

When assessing whether a debtor is in default, the Bank considers indicators:

• qualitative - for example, violations of restrictive clauses (covenants);

• quantitative - for example, status of past due and non-payment of another obligation of the same issuer to the Bank; and

• based on information collected internally and obtained from external sources.

iv. Allowance for losses

The following tables present the reconciliations of the opening and closing balances of the provision for losses by category of financial instrument. The terms expected credit losses in 12 months, expected credit losses during the useful life and impairment losses are explained in the accounting practices note. The comparative values for 12/31/2017 represent a provision for loan losses and reflect the measurement basis in accordance with IAS 39.

R$ millions	Total
Allowance for loan losses - Balance 12/31/2017	18,261,638
Allowance for guarantees - Balance 12/31/2017	312,373
IAS 39 Balance at 12/31/2017	18,574,011
Initial adoption effect of IFRS 9 (Note 1.2i)	2,823,564
IFRS 9 Balance at 01/01/2018	21,397,575

As of January 1, 2018, the Allowance for Loan Losses balance related to IFRS 9 segregated by stages was represented by: Stage 1 - 20%, Stage 2 - 15% and Stage 3 - 65%. There was no significant changes on the segregation for December 31, 2018 (note 9.c).

4) Financial assets and liabilities

A. Classification of financial assets and liabilities at the initial adoption of IFRS 9

The table below shows the financial assets classified in accordance with IAS 39 and the new measurement categories in accordance with IFRS 9.

IFRS 9 adoption first adoption effects on the Financial Assets and Liabilities (In R$ Millions)		Original classification in accordance with IAS 39	Balance 12/31/2017	Reclassifications	Remeasurement	Balance 01/01/2018	New classification in accordance with IFRS 9
Financial Assets	IAS 39	Loans and receivables	355,246,574	354,317,416	-	354,317,416	Measured at Amortized cost
				492,429	5,197	497,626	Measured Mandatorily Measured At Fair Value Through Profit Or Loss
				436,729	(7,179)	429,550	Measured at Fair value through other comprehensive income
		Available-for-sale	85,823,384	4,762,234	3,791	4,766,025	Measured at Amortized cost
				79,954,513	-	79,954,513	Measured at Fair value through other comprehensive income
				1,106,637	15,997	1,122,634	Measured at Fair value through profit and loss
		Held to maturity investments	10,214,454	10,214,454	-	10,214,454	Measured at Amortized cost
		Held for trading	86,271,097	86,271,097	-	86,271,097	Measured at Fair value through profit and loss Held For Trading
		Other financial assets measured at fair value through profit and loss	1,692,057	1,692,057	-	1,692,057	Measured at Fair value through profit and loss
Total (1)			539,247,566	539,247,566	17,806	539,265,372

(1)    Does not include Provision for Losses on contingent liabilities and commitments.

IFRS 9 adoption first adoption effects on the Financial Assets and Liabilities (In R$ Millions)		Original classification in accordance with IAS 39	Balance 12/31/2017	Reclassifications	Remeasurement	Balance 01/01/2018	New classification in accordance with IFRS 9
Financial liabilities	IAS 39	Held for trading	49,322,546	-	-	49,322,546	Measured At Fair Value Through Profit Or Loss Held For Trading
		Amortized cost	478,880,704	-	-	478,880,704	Measured at Amortized cost
Total			528,203,250	-	-	528,203,250

Revenue from Customers Contracts

• IFRS 15 - Revenue from Contracts with Customers: The standard was issued in May 2014 and applies to an annual reporting period beginning on January 1, 2018. This standard specifies how and when an entity will recognize revenue as well as requiring such entities to provide users of financial statements with more informative, relevant disclosures. The standard provides five basic principles to be applied to all contracts with customers, which are: i) identify the contract with the customer; ii) identify the implementing obligations under the contract; iii) determine the transaction price; iv) allocate the transaction price to performance obligations; and v) recognize revenue at the moment (or the extent to which) the entity carrying out an obligation of execution.

• The IFRS 15's basic principle consists in the fact that an entity recognizes revenues to describe the transference of products or services rendered to clients using the value that reflects the consideration which the entity expects to receive in return of such products or services rendered.

• After the analysis on the commissions/fees applied by the Banco Santander versus the IFRS 15 concepts, it was possible to conclude that there were no significant impact on the revenues current recognized, from the adoption of new norm on January 1, 2018.

Annual Improvements of IFRS

IAS 12 - Income Taxes - The issue relates to the presentation of income tax consequences of payments on, and issuing costs of, financial instruments that are classified as equity, whether an entity recognizes the relevant income tax consequences directly in equity or in profit or loss.

IAS 23 - Borrowing Costs - Clarify whether an entity transfers specific borrowings to the general borrowings pool once the construction of a qualifying asset is complete.

Standards and interpretations that will come into force after December 31, 2018

At the date of preparation of these consolidated financial statements, the following standards and interpretations which effectively will come into force after December 31, 2018 and had not yet been adopted by the Bank are:

• IFRS 16 - Leasing contracts - Issued in January 2016 by IASB with the mandatory enforcement date since January 1st, 2019. As permitted by the specific transition provisions, Banco Santander will apply the standard retrospectively modified.

The Bank has conducted internal evaluation and concluded that the application of the regulations has the following effects:

•          The adoption of IFRS 16 will require changes in the Bank's accounting policies and will impact the recognition, measurement and presentation of certain balances recognized in the income statement and in the Financial Statement.

•          Banco Santander will choose to present the right of use assets as part of tangible assets and lease liabilities as other liabilities in the Financial Statement.

•          Banco Santander does not have rights-of-use assets that fall within the definition of investment properties.

The Bank leases several real estate and equipment. Predominantly, the lease contracts are carried out for fixed periods of about 5 years, however they may include extension options, as described below. The terms of the leases are negotiated individually and contain a wide range of different terms and conditions. Lease agreements do not contain restrictive clauses, but leased assets cannot be used as collateral for loans.

Estimates of time limits may vary according to contractual conditions, considering extension options, and also according to legal provisions. The Bank assumes that the fines for contractual termination charged before the maturity date does not compose a significant portion.

Leases are as a right of use asset and a corresponding liability is the data on which the rent is made available for use by the Group. The lease asset, recorded by the right of use, must be subsequently measured using the cost method. Interest rates decrease and are corrected by some remeasurement of liabilities. The liability, however, is developed by interest analysis and decreased by the amounts paid, with the respective counterparties in the income statement. Interest is calculated by applying an interest rate on the remaining liability balance.

In the first application of this standard, the Bank will use the following relevant items for payment:

•          The exclusion of initial direct costs for the measurement of the right to use asset on the date of initial application;

•          It was decided not to separate the service rendering component embedded in leasing contracts; and

•          The Bank also decided not to apply IFRS 16 to contracts that were not identified as containing a lease under IAS 17 and IFRIC 4 - Determination as to whether a Contract contains a Lease.

In addition, the following recognition exemptions will be adopted:

•          Accounting for operating leases with a remaining term of less than 12 months as of January 1, 2019 as short-term leases;

•          Accounting for operating leases whose underlying asset is of low value;

Until 2018, leases of fixed assets, in which the Bank, as lessee, held substantially all the risks and benefits of the property were classified as finance leases. The balances presented are immaterial.

In adopting IFRS 16, the Bank will recognize lease liabilities involving leases that have already been classified as "commercial leases" in accordance with the principles of IAS 17 - Leases. These liabilities will be measured at the present value of the remaining lease payments as discounted through the lessee's incremental loan rate on January 1, 2019. The rate used to discount the portfolio was based on the funding cost without directing (of free credits), applied individually to each contract, according to projected estimates. The weighted average rate applied to lease liabilities on January 1, 2019 will be 8.11% p.y, with an estimated effect of the initial adoption is approximately R$2.4 billion in Tangible Assets - For Own Use and Financial Liabilities at Amortized Cost - Other Financial Liabilities .

• IFRS 17 - In May 2017, the Board issued the IFRS for insurance contracts to replace IFRS 4. IFRS 17 is implemented as of January 1, 2021. This standard is intended to demonstrate greater transparency and useful information in the financial statements, one of the main changes being the recognition of profits as the delivery of insurance services, in order to evaluate the performance of insurers over time. Since the implementation will be in 2021, the Management is still evaluating the possible impacts arising from the adoption of the new standard.

• IFRIC 23 - Published in June 2017 by the IASB, IFRIC 23 Uncertainty on the Treatment of Taxes on Profit has mandatory application as from January 1, 2019 and aims to clarify the procedures for applying the recognition and measurement requirements established in the IAS 12 of Taxes on Profit when there is uncertainty about the treatments to be adopted for the Taxes on Profit.

c.2) Estimates used

The consolidated results and the determination of consolidated equity are influenced by the accounting policies, assumptions, estimates and measurement methods used by the management of the Bank in preparing the consolidated financial statements. The Bank makes estimates and assumptions that affect the reported amounts of assets and liabilities of future periods. All estimates and assumptions required, in conformity with IFRS, are best estimates undertaken in accordance with the applicable standard.

In the consolidated financial statements estimates were made by the management of the Bank and of the consolidated entities in order to quantify certain assets, liabilities, revenues, expenses, and disclosure notes.

c.2.1) Critical estimates

The estimates and critical assumptions that have the most significant impact on the carrying amounts of certain assets, liabilities, revenues and expenses and the disclosure notes, are described below:

i. Allowance for loan losses

The carrying amount of impaired financial assets is adjusted by recording a provision for losses on debts of "Impairment Losses on Financial Assets (Net) - Financial Assets Measured At Amortized Cost" in the consolidated income statement.  The reversal of previously recorded losses is recognized in the consolidated income statement in the period in which the impairment decrease and it can be related objectively to an event of recovery.

To determine the balance of “Provision for Impairment Losses”, Banco Santander first assesses whether there is objective evidence of impairment loss individually for financial assets that are significant, and individually or collectively for financial assets that are not significant.

To measure the impairment loss on loans individually evaluated for impairment, the Bank considers the conditions of the borrower, such as their economic and financial situation, level of indebtedness, ability to generate income, cash flow, management, corporate governance and quality of internal controls, payment history, industry expertise, contingencies and credit limits, as well as characteristics of assets, such as its nature and purpose, type, sufficiency and liquidity level guarantees and total amount of credit, as well as based on historical experience of impairment and other circumstances known at the moment of evaluation.

To measure the impairment loss on loans collectively evaluated for impairment, the Bank segregates financial assets into groups considering the characteristics and similarity of credit risk, in other words, according to segment, the type of assets, guarantees and other factors associated as the historical experience of impairment and other circumstances known at the time of assessment.

For further details see Note 2.i.

ii. Income taxes (IRPJ), Social Contribution (CSLL), Social Integration Program (PIS) and Tax for Social Security Financing (COFINS)

The current income tax expense is calculated by sum of the Current Tax, Social Contribution, Pis and Cofins resulting from application of the appropriate tax rate to the taxable profit for the year (net of any deductions allowable for tax purposes), and of the changes in deferred tax assets and liabilities recognized in the consolidated income statement.

Deferred tax assets and liabilities include temporary differences, which are identified as the amounts expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities and their related tax bases, and tax loss and tax credit carryforwards. These amounts are measured at the tax rates that are expected to apply in the period when the asset is carried out or the liability is settled. Deferred tax assets are only recognized for temporary differences to the extent that they are considered probable that the consolidated entities will have sufficient future taxable profits against which the deferred tax assets can be utilized, and the deferred tax assets do not arise from the initial recognition (except in a business combination) of other assets and liabilities in a transaction that affects neither taxable profit or accounting profit. Other deferred tax assets (tax loss and tax credit carryforwards) are only recognized if it is considered probable that the consolidated entities will have sufficient future taxable profits against which they can be utilized.

The deferred tax assets and liabilities recognized are reassessed at each financial statement date in order to ascertain whether they still exist, and the appropriate adjustments are made on the basis of the findings of the assessment performed. Under the current regulation, the expected tax credits carrying out is based on the Bank's projections of future results and based on technical study.

For more details see note 2.aa.

iii. Fair value measurement of certain financial instruments

Financial instruments are initially recognized at fair value, which is considered equivalent to the transaction price and those that are not measured at fair value through income statement are adjusted by the transaction costs.

Financial assets and liabilities are subsequently measured at each period-end by using valuation techniques. This calculation is based on assumptions, which take into consideration management's judgment based on existing information and market conditions at the date of financial statements.

Banco Santander classifies fair value measurements using a fair value hierarchy that reflects the model used in the measurement process,  segregating financial instruments between Level I, II or III.

Notes 2.e & 47.c8 present the sensitivity analysis and accounting policies for Financial Instruments, respectively.

iv. Provisions for pensions

The defined benefit plans are recorded based on an actuarial study, conducted annually by specialized company, at the end of each year to be effective for the subsequent period and the effects of such study are recognized in the headings of the income statement "Interest expense and similar Charges" and "Provisions (net)", during the current period.

The present value of the defined benefit obligation is the present value without any assets deductions of expected future payments required to settle the obligation resulting from employee service in the current and past periods.

Notes 2.x & 22.iii present the accounting policies for Post-employment benefits and sensitivity analysis, respectively.

v. Provisions for judicial and administrative proceedings

Provisions for the lawsuits and administrative proceedings are recorded when their risk of loss are considered probable and the amounts can be reliably measured, based on the nature, complexity and history of lawsuits and the opinion of legal counsel internal and external.

vi. Goodwill

The goodwill recorded is subject to impairment test at least annually or in a short period, if there is any indication of impairment.

The recoverable goodwill amounts are determined from value in use calculations. For this purpose, it is estimated the cash flow for a period of 5 years. The cash flow was prepared considering  several  factors, including: (i) macro-economic projections, such as interest rates, inflation and exchange rates, among other, (ii) the performance and growth estimates of the Brazilian financial market, (iii) increased costs, returns, synergies and investment plans, (iv) the behavior of customers, and (v) the growth rate and long-term adjustments to cash flows. These estimates rely on assumptions regarding the likelihood of future events, and changing certain factors could result in different outcomes. The estimate of cash flows is based on valuations prepared by independent research company or whenever there is evidence of impairment, which is reviewed  and approved by the Executive Board.

For additional details see note 13.

c.3) Capital management

Capital management considers the regulatory and economic information. The objective is to achieve an efficient capital structure in terms of cost and compliance, meeting the requirements of the regulatory body and contributing to achieve the goals of the classification of rating agencies and investors' expectations. The capital management includes securitization, assets disposal, raising capital through issue of shares, subordinated debts and hybrid instruments.

From an economic standpoint, capital management seeks to optimize value creation at the Bank and at its different business segment. To this end, the economic capital, RORAC (return on risk-adjusted capital) and value creation data for each business segment are generated, analyzed and reported to the management committee on a quarterly basis. Within the framework of the internal capital adequacy assessment process (Pillar 2 of the Basel Capital Accord), the Group uses an economic capital measurement model with the objective of ensuring that there is sufficient capital available to support all the risks of its activity in different economic scenarios, with the solvency levels agreed upon by the Bank.

In order to adequately manage the Bank's capital, it is essential to estimate and analyze future needs, in anticipation of the various phases of the business cycle. Projections of regulatory and economic capital are made based on financial projections (statement of financial position, income statement, etc.) and on macroeconomic scenarios estimated by the Economic Research Service. These estimates are used by the Bank as a reference to plan the management actions (issues, securitizations, etc.) required to achieve its capital targets.